Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Earnings [Abstract]
Unrealized gains on available-for-sale securities arising during period, taxes	$ 2,685	$ 1,578	$ 250
Reclassification adjustment for net gains included in net earnings, taxes	$ 73	$ 204	$ 191